Income tax - Additional information (Details) € in Millions	6 Months Ended
Jun. 30, 2020 EUR (€)
Spain subsidiaries [member]
Disclosure of subsidiaries [line items]
Decrease in deferred tax asset due to gradual rate reduction	€ (50)
United Kingdom subsidiaries [member]
Disclosure of subsidiaries [line items]
Corporate tax rate originally planned (as a percent)	17.00%
Corporate tax rate (as a percent)	19.00%
Increase of deferred tax liabilities	€ 63